SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2020
Schedule of Estimated Useful Lives of Property and Equipment

Buildings	20 - 50 years
Leasehold improvement	3 – 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Amortization Periods by Major Intangible Asset Classes

Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years
Software	5 years
License	3 years

BGY Education Investment
Schedule of Amounts and Balances of BGY Education Investment

The following amounts and balances of BGY Education Investment were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of August 31
	2019	2020
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	975,513	2,516,494
Restricted cash	17,670	9,917
Short term investments	19,600	—
Accounts receivable, net of allowance of nil and nil as of August 31, 2019 and 2020, respectively	802	5,181
Amounts due from related parties	5,479	2,126
Other receivables, deposits and other assets	42,551	33,508
Inventories	25,324	25,544
Total current assets	1,086,939	2,592,770
Restricted cash - non current	—	1,400
Property and equipment, net	538,683	548,113
Land use rights, net	88,204	86,076
Intangible assets, net	143,993	127,907
Goodwill	505,392	473,398
Long-term investments	11,401	53,130
Prepayments for construction contract	380	2,096
Deferred tax assets, net	16,797	4,277
Deposits for acquisition	5,137	—
Operating lease right-of-use assets non-current	—	249,864
Other non-current assets	8,843	12,597
Total non-current assets	1,318,830	1,558,858
TOTAL ASSETS	2,405,769	4,151,628
LIABILITIES
Current liabilities
Accounts payable	32,842	28,691
Amounts due to related parties	76,117	52,567
Accrued expenses and other current liabilities	364,734	394,880
Short-term loan	—	7,500
Income tax payable	50,968	34,992
Contract liabilities	1,157,774	1,291,781
Refund liabilities	19,132	23,804
Operating lease liabilities	—	30,601
Total current liabilities	1,701,567	1,864,816
Deferred tax liabilities, net	35,895	34,641
Long-term loan	—	77,500
Operating lease liabilities – non current	—	222,693
Non-current portion of contract liabilities	—	1,772
Other non-current liabilities due to related parties	21,736	26,843
Other non-current liabilities due to third parties	7,621	11,364
Total non-current liabilities	65,252	374,813
TOTAL LIABILITIES	1,766,819	2,239,629

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(b)   Principles of consolidation - continued

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenue	1,621,872	2,102,396	2,130,124
Net income	67,224	47,898	23,698
Net cash provided by operating activities	192,745	730,145	1,534,031
Net cash used in investing activities	(82,407)	(519,082)	(47,946)
Net cash (used in)/ provided by financing activities	—	(119,844)	48,543
Net increase in cash and cash equivalents and restricted cash	110,338	91,219	1,534,628
Cash and cash equivalents and restricted cash at beginning of year	791,626	901,964	993,183
Cash and cash equivalents and restricted cash at end of year	901,964	993,183	2,527,811